Revenue	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Revenue

5.       Revenue:

The Company generates revenue by leasing and operating its fleet of containerships and power generation assets, largely through operating leases, direct financing leases and sales-type leases. Revenue disaggregated by segment and by type for the year ended December 31, 2020 is as follows:

	Containership Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,180.0	$187.4	$1,367.4
Interest income from leasing	40.5	—	40.5
Other	2.3	10.9	13.2
	$1,222.8	$198.3	$1,421.1

(1)	Operating lease revenue includes both bareboat charter and time charter revenue.

5.       Revenue (continued):

Prior to the acquisition of APR Energy on February 28, 2020, for the year ended December 31, 2019 and 2018, our results were fully attributable to containership leasing. Revenue disaggregated by type for the year ended December 31, 2019 and 2018 are as follows:

	2019	2018
Operating lease revenue	$1,096.0	$1,061.1
Interest income from leasing	35.5	35.2
	$1,131.5	$1,096.3

As at December 31, 2020, the minimum future revenues to be received on committed operating leases, interest income to be earned from direct financing leases and other revenue are as follows:

	Operating lease revenue (1)	Direct financing leases (2)	Other	Total committed revenue
2021	$1,354.1	$36.1	$10.0	$1,400.2
2022	1,051.1	34.4	4.1	1,089.6
2023	722.9	32.5	0.7	756.1
2024	447.9	30.3	—	478.2
2025	264.6	28.2	—	292.8
Thereafter	274.6	180.7	—	455.3
	$4,115.2	$342.2	$14.8	$4,472.2

(1)	Minimum future operating lease revenue includes payments from signed charter agreements that have not yet commenced.
(2)	Minimum future interest income includes direct financing leases currently in effect.

As at December 31, 2020, the minimum future revenues to be received based on each segment are as follows:

	Containership Leasing (1) (2)	Mobile Power Generation	Total committed revenue
2021	$1,243.1	$157.1	$1,400.2
2022	1,000.9	88.7	1,089.6
2023	718.0	38.1	756.1
2024	478.2	—	478.2
2025	292.8	—	292.8
Thereafter	455.3	—	455.3
	$4,188.3	$283.9	$4,472.2

(1)	Minimum future operating lease revenue includes payments from signed charter agreements that have not yet commenced.
(2)	Minimum future interest income includes direct financing leases currently in effect.

Minimum future revenues assume 100% utilization, extensions only at the Company’s unilateral option and no renewals.

In March 2019, the Company entered into an agreement with a customer to modify seven time charters such that the charters terminated effective March 31, 2019, subsequent to which the vessels were re-chartered to other customers. Pursuant to this agreement, the Company received a settlement payment of $227,000,000, which was recorded in income related to modification of time charters.

5.       Revenue (continued):

The Company’s revenue is derived from the following customers:

	2020	2019	2018
COSCO	$401.1	$407.4	$412.3
Yang Ming Marine	255.7	257.5	235.6
ONE	237.3	199.4	241.6
Other	527.0	267.2	206.8
	$1,421.1	$1,131.5	$1,096.3